Commitments and Contingencies (Details 1) $ in Thousands	Dec. 31, 2015 USD ($)
Capital Leases, 2016	$ 1,275
Capital Leases, 2017	1,011
Capital Leases, 2018	599
Capital Leases, 2019	329
Capital Leases, 2020	5
Capital Leases, Thereafter	0
Capital Leases, Total minimum lease payments	3,219
Capital Leases, Amounts representing interest	(383)
Capital Leases, Present value of net minimum lease payments	2,836
Operating Leases, 2016	2,487
Operating Leases, 2017	2,679
Operating Leases, 2018	1,875
Operating Leases, 2019	1,703
Operating Leases, 2020	1,097
Operating Leases, Thereafter	2,838
Operating Leases, Total minimum lease payments	$ 12,679